Investment Objectives and Goals - BWM Quality Growth ETF	May 11, 2026
Prospectus [Line Items]
Risk/Return [Heading]	BWM Quality Growth ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The BWM Quality Growth ETF (the “Fund”) seeks to achieve long-term capital appreciation.